Employee benefits expense	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Employee Benefits Expense
Employee benefits expense

7. Employee benefits expense

	Unaudited
	For the Periods Ended June 30,
	2024	2023
	US$	US$
Salaries, wages and bonuses	524,521	472,611
Directors’ remuneration	373,093	110,651
Directors’ fees	64,002	-
Employer’s contribution to defined contribution plans including Central Provident Fund	60,679	53,577
Other short term benefit	27,602	2,221
	1,049,897	639,060

7. Employee benefits expense

	2023	2022
	US$	US$
Salaries, wages and bonuses	2,258,195	1,571,124
Directors’ remuneration	272,659	211,853
Directors’ fees	52,252	-
Employer’s contribution to defined contribution plans including Central Provident Fund	142,749	107,263
Other short term benefit	26,943	54,077
	2,752,798	1,944,317
Less: Amount capitalized as internal development of intangible assets	(1,388,584)	(1,011,193)
	1,364,214	933,124